Revenue - Schedule of revenue (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 861,917	$ 721,519	$ 1,275,804	$ 509,148
Digitization [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	835,097	354,620	1,255,982
Non-Lethal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	330,658	0
Training and services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	34,590	0
Systems [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	835,097			472,749
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,820	1,651	19,822	$ 36,399
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	835,097	389,210	1,238,063
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,820	332,309	37,741
Products and services transferred over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	835,097	389,210	1,238,063
Products transferred at a point in time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 26,820	$ 332,309	$ 37,741